Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.29%(a)
California–154.13%
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	$490	$512,468
Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	761,631
Series 2023, RB	5.00%	09/01/2053	1,175	1,185,762
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(b)(c)	5.45%	10/01/2052	2,000	1,167,145
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2035	1,120	823,621
Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2036	1,805	1,270,068
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	673,459
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	3,965	3,948,699
Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,839,495
Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,739,546
Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	360,168
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(e)	5.25%	07/01/2054	4,900	5,086,827
California (State of);
Series 2025, GO Bonds(f)	5.00%	09/01/2053	10,000	10,532,639
Series 2025, GO Bonds(f)	5.00%	03/01/2055	2,500	2,635,613
Series 2026, GO Bonds	5.25%	10/01/2051	3,000	3,287,132
Subseries 2005 B-1, VRD GO Bonds (LOC - Wells Fargo Bank, N.A.)(g)(h)	1.60%	05/01/2040	2,000	2,000,000
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(i)	5.00%	12/01/2032	7,500	7,721,986
Series 2025 A, RB(i)	5.00%	05/01/2035	2,500	2,577,052
Series 2025 C, RB(i)	5.00%	10/01/2033	3,000	3,134,503
Series 2025 E, RB(i)	5.00%	05/01/2035	3,500	3,786,232
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,346,322
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,314,053
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	574,024
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	898,976
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	254,229
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	9,690	1,617,229
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,045	973,123
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	325,352
Series 2020, Ref. RB	5.00%	06/01/2049	195	195,000
Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	596,275
California (State of) Department of Water Resources (Central Valley); Series 2026 A, RB	5.00%	12/01/2056	5,000	5,296,770
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,520,124
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,300,558
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	1,900	1,920,153
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,382,955
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(j)	6.25%	06/01/2053	880	850,312
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group); Series 2024 A, RB(j)	5.00%	06/01/2054	1,505	1,444,260
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System);
Series 2021 A, Ref. RB(f)	4.00%	08/15/2048	8,000	7,632,126
Series 2021 A, Ref. RB	5.00%	08/15/2051	7,950	8,347,009
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	$14,610	$13,938,169
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	2,900	2,716,074
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(i)(k)	4.00%	04/01/2030	195	206,181
Series 2020, Ref. RB	4.00%	04/01/2049	5,555	5,066,622
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024, RB	5.25%	11/15/2058	1,250	1,274,310
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	7,785,531
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,041,871
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	2,940	2,847,196
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,007,291
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,001,160
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	4.00%	11/15/2042	4,000	3,882,093
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(e)(i)(j)	12.00%	11/02/2026	1,445	809,200
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,643,185
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	2,966	2,775,465
Series 2026 A-1, RB	4.05%	07/20/2041	1,997	1,972,463
California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,348,040
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,750	2,749,927
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(j)	5.00%	06/01/2038	560	562,997
Series 2018 A, RB(j)	5.00%	06/01/2048	2,270	2,196,603
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,423,876
Series 2020 B, RB	4.00%	09/01/2043	315	304,766
Series 2020 B, RB	4.00%	09/01/2050	455	402,366
Series 2021 C, RB	4.00%	09/01/2046	1,300	1,196,193
Series 2021 C, RB	4.00%	09/01/2051	1,800	1,566,872
Series 2022 B, Ref. RB	6.00%	09/01/2052	840	884,357
Series 2022 B, Ref. RB	6.30%	09/01/2052	335	356,402
Series 2022 C, RB	6.25%	09/01/2052	995	1,057,092
Series 2023 B, RB	5.75%	09/01/2053	500	525,720
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(j)	5.00%	11/01/2046	1,200	1,171,932
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,956,354
Series 2021 B, Ref. RB	4.00%	08/15/2056	995	818,655
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	500	511,729
Series 2024, Ref. RB	5.00%	08/15/2049	835	850,083
Series 2024, Ref. RB	5.00%	08/15/2059	1,000	1,006,977
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,395,714
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,880,309
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	2,995	2,998,216
California (State of) Municipal Finance Authority (Gracelight Community Health); Series 2025 A, RB	5.13%	06/01/2045	915	928,570
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,128,208
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2021, RB	4.00%	10/01/2046	$420	$386,903
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(e)	5.00%	12/31/2043	3,995	4,050,935
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,200,332
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(j)	5.00%	07/01/2049	1,200	1,133,332
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(c)	5.25%	11/01/2052	2,100	2,116,512
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,131,701
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,498,644
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	8,250	8,339,984
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB (Acquired 04/25/2019; Cost $513,366)(j)(l)(m)	5.00%	08/01/2039	500	376,853
Series 2019, Ref. RB (Acquired 04/25/2019; Cost $2,758,949)(j)(l)(m)	5.00%	08/01/2048	2,700	1,799,152
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(j)	5.00%	07/01/2027	520	520,311
Series 2012, RB(e)(j)	5.00%	07/01/2037	6,000	6,000,652
Series 2012, RB(e)(j)	5.00%	11/21/2045	2,000	2,000,221
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(j)	5.13%	07/01/2055	2,000	1,735,534
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(j)	5.00%	11/15/2046	960	911,485
Series 2021, RB(j)	5.00%	11/15/2056	1,735	1,543,313
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025 A, RB	5.00%	11/01/2054	1,225	1,239,815
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,749,779
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(j)	10.00%	05/15/2028	1,100	1,517,923
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB(f)	4.00%	05/01/2046	10,000	9,810,507
Series 2025 A, RB(f)	5.00%	04/01/2050	2,000	2,116,485
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(j)	5.00%	07/01/2030	920	904,140
Series 2015, RB(j)	5.00%	07/01/2045	1,250	1,250,087
Series 2024, Ref. RB(j)	5.00%	07/01/2059	1,000	1,000,969
California (State of) School Finance Authority (Aspen Public Schools Obligated Group);
Series 2022 A, RB (Acquired 09/23/2022; Cost $1,431,577)(j)(m)	6.13%	07/01/2052	1,455	1,472,545
Series 2022 A, RB (Acquired 09/23/2022; Cost $1,771,732)(j)(m)	6.25%	07/01/2062	1,810	1,828,570
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(j)	5.00%	08/01/2041	1,000	1,000,125
Series 2016, Ref. RB(j)	5.00%	08/01/2046	1,370	1,332,517
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2015 A, Ref. RB(j)	5.00%	08/01/2045	600	589,143
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(j)	5.00%	10/01/2050	1,000	952,207
Series 2022 A, Ref. RB(j)	5.00%	10/01/2061	2,100	1,957,150
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(j)	5.00%	07/01/2054	1,900	1,796,592
Series 2024, RB(j)	5.00%	07/01/2064	600	560,945
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(j)	5.00%	08/01/2045	1,000	998,822
Series 2018 A, RB(j)	5.00%	08/01/2048	1,900	1,857,710
California (State of) School Finance Authority (Harbor Springs Obligated Group); Series 2024, RB(j)	5.63%	07/01/2063	1,180	1,191,362
California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(j)	5.50%	07/01/2062	775	777,470
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(j)	5.00%	07/01/2045	1,150	1,150,089
Series 2017 A, RB(j)	5.00%	07/01/2047	870	870,597
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(j)	5.00%	07/01/2039	750	769,685
California (State of) School Finance Authority (New Designs Charter School); Series 2024, Ref. RB(j)	5.00%	06/01/2064	1,685	1,552,649
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(j)	5.63%	06/01/2043	560	571,771
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(j)	6.00%	06/01/2063	$1,500	$1,472,749
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	659,963
Series 2017, RB	5.00%	09/02/2046	715	719,341
Series 2020 B, RB	4.00%	09/02/2050	185	156,787
Series 2020, RB	5.00%	09/02/2050	805	811,589
California (State of) Statewide Communities Development Authority (Adventist Health System); Series 2015 A, Ref. RB	5.00%	03/01/2033	1,730	1,731,481
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,825,295
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(j)	5.00%	11/01/2041	1,000	990,535
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1); Series 2020, RB	4.00%	09/01/2050	625	540,619
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	893,953
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	522,714
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	1,995	2,035,591
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(c)	5.38%	08/15/2057	1,680	1,713,604
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,587,833
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	192,703
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,250,203
Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,716,111
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,500	2,635,935
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(j)	5.00%	06/01/2046	2,000	1,999,679
Series 2019, RB(j)	5.00%	06/01/2039	375	380,645
Series 2019, RB(j)	5.00%	06/01/2051	1,145	1,125,852
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(j)	5.25%	12/01/2056	3,500	3,499,989
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB (Acquired 01/16/2019; Cost $928,112)(j)(m)	5.25%	07/01/2039	910	927,964
Series 2019, RB (Acquired 01/16/2019; Cost $2,538,987)(j)(m)	5.25%	07/01/2049	2,500	2,507,315
California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	1,003,719
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	375	389,448
Series 2023, RB	5.25%	09/01/2051	1,000	1,027,259
Series 2023, RB	5.25%	09/02/2053	1,000	1,010,904
Series 2023, RB	5.50%	09/02/2053	625	640,436
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,000	3,004,272
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,437,184
California State University;
Series 2017 A, Ref. RB(f)(n)	5.00%	11/01/2047	10,000	10,100,471
Series 2025 A, Ref. RB	4.63%	11/01/2056	2,000	2,025,902
Series 2025, RB(f)	5.25%	11/01/2050	5,000	5,444,012
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	7,740,773
Central Valley Energy Authority; Series 2026, RB	5.00%	08/01/2034	2,000	2,148,562
Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	75,204
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	574,226
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	$1,630	$1,630,406
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,717,567
Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	1,082,783
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 5); Series 2023, RB	5.38%	09/01/2051	1,250	1,287,018
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	95,638
Series 2020, RB	4.00%	09/01/2028	95	96,146
Series 2020, RB	4.00%	09/01/2050	350	303,192
Series 2025, RB	5.00%	09/01/2040	525	555,179
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	3,010,448
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,351,374
Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	493,144
Elsinore Valley Municipal Water District; Series 2021 A, RB(j)	4.50%	09/01/2051	990	924,887
Enterprise Elementary School District;
Series 2025 D, GO Bonds(d)	0.00%	08/01/2048	2,470	899,346
Series 2025 D, GO Bonds(d)	0.00%	08/01/2049	2,325	808,833
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,818,962
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,886,684
Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	505,117
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,003,776
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(k)	0.00%	01/01/2027	2,950	2,907,160
Series 2015, Ref. RB (INS - AGI)(c)(d)	0.00%	01/15/2035	6,245	4,696,784
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	01/15/2046	1,000	979,906
Series 2021 C, Ref. RB	4.00%	01/15/2043	3,227	3,189,190
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,884,062
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,096,411
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(e)	5.00%	07/01/2053	3,290	3,367,242
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	330	330,457
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(k)	0.00%	08/01/2029	85	77,685
Series 2009 A, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	665	609,070
Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	560,653
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,399,948
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	229,419
Series 2021 A, RB	4.00%	09/01/2051	500	433,285
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGI)(c)	4.13%	08/01/2055	4,330	4,094,212
Independent Cities Finance Authority;
Series 2021, RB (INS - AGI)(c)(j)	4.00%	06/01/2046	1,825	1,782,968
Series 2021, RB (INS - AGI)(c)(j)	4.00%	06/01/2051	1,250	1,182,030
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(c)	5.25%	09/01/2053	5,000	5,341,927
Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2021, RB	4.00%	09/01/2046	400	365,103
Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	2,010,086
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,691,695
Long Beach Unified School District (Election of 2022); Series 2026 B, GO Bonds	4.50%	08/01/2055	8,605	8,674,281
Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,702,973
Los Angeles (City of), CA; Series 2025 A, RB	5.00%	06/01/2045	2,010	2,208,629
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(e)	5.00%	05/15/2047	5,000	5,131,776
Los Angeles (City of), CA Department of Airports;
Series 2022 H, RB(e)	5.25%	05/15/2047	8,000	8,346,120
Series 2023, RB(e)(f)(n)	5.25%	05/15/2048	10,000	10,150,024
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022, RB(e)	4.00%	05/15/2042	$3,225	$3,177,256
Series 2025, Ref. RB(e)	5.25%	05/15/2050	3,000	3,161,319
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, Ref. RB(e)	5.00%	05/15/2045	1,000	1,034,871
Los Angeles (City of), CA Department of Water & Power;
Series 2025 A, Ref. RB (INS - BAM)(c)	5.00%	07/01/2055	4,000	4,117,902
Series 2025 C, Ref. RB	5.00%	07/01/2055	2,000	2,052,757
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	1,000	1,012,559
Series 2024, RB	5.00%	09/01/2054	800	806,532
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(f)	4.00%	12/01/2046	15,880	15,725,537
Los Angeles County Facilities, Inc.; Series 2022, RB(f)	4.00%	12/01/2048	25,000	23,823,783
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP(d)(k)	0.00%	08/01/2026	1,200	1,194,247
Los Angeles Unified School District; Series 2026 QRR, GO Bonds	4.25%	07/01/2050	3,000	2,976,172
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	769,659
Series 2020, RB	4.00%	09/01/2051	1,470	1,261,902
Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	288,298
Menifee Union School District; Series 2021, RB	4.00%	09/01/2051	675	593,807
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	275,795
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	905,585
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,617,042
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,046,024
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2034	850	652,122
Modesto (City of), CA Irrigation District; Series 2023 A, RB(f)	5.25%	10/01/2048	2,000	2,162,262
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2031	2,000	1,719,469
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,136,325
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	441,201
Series 2019, RB	5.00%	09/01/2048	485	488,868
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2050	1,000	1,009,816
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	913,402
Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,431,930
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	665	700,124
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGI)(c)(d)	0.00%	09/01/2031	6,670	5,694,907
North Orange County Community College District; Series 2022 C, GO Bonds(f)(n)	4.00%	08/01/2047	10,000	9,844,888
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	6,000	5,481,662
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	632,528
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,000	2,005,176
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	270,320
Series 2015 A, RB	5.25%	08/15/2045	3,555	3,559,558
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,002,896
Orange (County of), CA Community Facilities District No. 2017-1 (Village of Esencia)); Series 2020, RB	4.00%	08/15/2045	355	329,333
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,010,343
Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	423,496
Series 2021, Ref. RB	4.00%	09/01/2051	650	554,902
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	6,490,989
Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	913,016
Pasadena Unified School District (Election of 2020); Series 2025 D, GO Bonds	5.25%	08/01/2050	1,975	2,151,223
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	987,535
Series 2021, RB	4.00%	09/01/2051	1,225	1,053,621
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	$970	$968,907
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	07/01/2049	8,440	2,786,696
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,211,538
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.13%	09/01/2043	525	547,968
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	345,454
Series 2021, RB	4.00%	09/01/2051	325	279,532
Regents of the University of California Medical Center; Series 2022-XX1201, RB(f)(n)	4.00%	05/15/2053	10,000	9,287,002
River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGI)(c)	5.25%	09/01/2052	1,400	1,468,422
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,761,438
Series 2015, RB	5.00%	09/01/2044	1,500	1,500,346
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,660,913
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	115,195
Series 2020, RB	4.00%	09/01/2050	265	230,235
Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	395,775
Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	514,049
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,668,358
Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	505	537,914
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities); Series 2020, RB	5.00%	09/01/2050	1,520	1,531,852
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	139,503
Series 2020, RB	4.00%	09/01/2050	200	176,081
Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	510,982
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	180,114
Series 2020, RB	4.00%	09/01/2045	380	345,667
Series 2020, RB	4.00%	09/01/2050	225	193,769
San Diego (City of), CA Public Financing Authority (Capital Improvement); Series 2025 B, RB(f)	5.25%	10/15/2055	5,000	5,339,010
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,107,463
Series 2021 B, RB(e)	5.00%	07/01/2051	5,000	5,053,619
Series 2021 B, RB(e)	5.00%	07/01/2056	4,165	4,199,274
Series 2022-XX1215, RB(e)(f)(n)	5.00%	07/01/2051	10,000	10,107,239
Series 2023 B, RB(e)	5.00%	07/01/2053	5,000	5,075,112
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(e)	5.00%	05/01/2052	2,500	2,524,885
Second Series 2025 A, RB(e)(f)(n)	5.25%	05/01/2055	10,000	10,403,663
Series 2019 A, RB(e)	5.00%	05/01/2049	7,000	7,056,193
Series 2019 E, RB(e)	4.00%	05/01/2050	1,825	1,651,602
Series 2019 E, RB(e)(f)	5.00%	05/01/2050	10,000	10,068,814
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	210,208
Series 2020, RB	4.00%	09/01/2050	425	369,244
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1; Series 2023 A, RB(j)	5.50%	09/01/2053	1,530	1,531,025
San Francisco (City & County of), CA Public Utilities Commission; Series 2024 C, RB(f)	5.00%	10/01/2054	3,265	3,433,397
San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB(j)	5.75%	09/01/2053	1,500	1,567,851
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,405	1,406,259
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	$220	$220,362
Series 2014 A, RB	5.00%	08/01/2028	370	370,507
Series 2014 A, RB	5.00%	08/01/2029	450	450,616
Series 2014 A, RB	5.00%	08/01/2032	785	785,794
Series 2014 A, RB	5.00%	08/01/2033	375	375,346
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,000,745
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(f)	4.25%	08/01/2052	10,000	9,899,832
San Jose (City of), CA; Series 2017 A, Ref. RB(e)	5.00%	03/01/2047	2,095	2,098,812
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(c)(d)	0.00%	09/01/2032	1,000	838,895
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(c)	5.00%	08/01/2030	2,500	2,503,714
San Mateo (County of), CA Joint Powers Financing Authority (Capital); Series 2018 A, RB	4.00%	07/15/2052	13,565	12,860,321
San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGI)(c)	4.00%	11/01/2052	6,000	5,557,052
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGI)(c)(d)	0.00%	04/01/2036	1,000	685,584
Santa Clara (County of), CA Financing Authority; Series 2026 A, Ref. RB	3.75%	11/01/2047	2,370	2,203,276
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	4,593,866
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2028	1,520	1,433,457
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	3,000	2,746,828
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2030	1,210	1,073,484
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	928,117
South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,247,686
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	210	207,393
Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	710,071
Sulphur Springs Union School District; Series 2024 A, RB	5.00%	09/01/2054	1,495	1,503,171
Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,357,130
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2046	3,990	3,588,630
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,265	853,436
Tracy (City of), CA Community Facilities District No. 21-1(Hillview); Series 2022, RB	5.00%	09/01/2052	1,645	1,653,296
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,627,897
Series 2020 A, RB	5.00%	10/01/2049	5,530	5,556,268
Series 2020 B, RB	5.00%	10/01/2034	300	309,575
Series 2020 B, RB	5.00%	10/01/2038	300	306,158
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	7,462,110
Series 2025 CC, RB	5.00%	05/15/2053	2,500	2,642,770
University of California (Limited); Series 2018 O, Ref. RB(f)	5.00%	05/15/2058	10,000	10,166,408
Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	527,623
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGI)(c)	4.50%	08/01/2053	2,400	2,302,409
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	552,690
Series 2021, RB	4.00%	09/01/2046	745	665,530
Series 2021, RB	4.00%	09/01/2049	1,775	1,523,792
West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	358,489
Series 2021, RB	4.00%	09/01/2046	550	500,671
Series 2021, RB	4.00%	09/01/2051	760	653,675
West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,000,791
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	7,753,527
Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,570	1,578,523
				780,623,455
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–3.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$905	$918,733
Series 2002, RB	5.63%	05/15/2043	675	684,457
Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	902,379
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(c)	5.25%	07/01/2031	1,150	1,176,211
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	2,013,867
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,262,535
Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	3,650,162
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	3,566,693
Series 2018 A-1, RB	5.00%	07/01/2058	4,025	3,977,481
				18,152,518
Guam–0.31%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,540	1,565,175
Virgin Islands–0.27%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2042	1,250	1,349,045
Total Municipal Obligations (Cost $798,999,140)				801,690,193
			Shares
Common Stocks & Other Equity Interests–0.00%
Nevada–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(o)			12,000	21,000
TOTAL INVESTMENTS IN SECURITIES(p)–158.29% (Cost $798,999,140)				801,711,193
FLOATING RATE NOTE OBLIGATIONS–(25.14)%
Notes with interest and fee rates ranging from 2.07% to 2.87% at 05/31/2026 and contractual maturities of collateral ranging from 05/01/2046 to 05/15/2058(q)				(127,330,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.94)%				(176,970,591)
OTHER ASSETS LESS LIABILITIES–1.79%				9,056,125
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$506,466,727
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $68,852,714, which represented 13.59% of the Trust’s Net Assets.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,176,005, which represented less than 1% of the Trust’s Net Assets.

(m)	Restricted security. The aggregate value of these securities at May 31, 2026 was $8,912,399, which represented 1.76% of the Trust’s Net Assets.
(n)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $44,166,665. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.93%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $178,683,712 are held by TOB Trusts and serve as collateral for the $127,330,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$801,690,193	$—	$801,690,193
Common Stocks & Other Equity Interests	—	—	21,000	21,000
Total Investments	$—	$801,690,193	$21,000	$801,711,193
Invesco California Value Municipal Income Trust